Investment Securities and derivatives - Summary of Grading of Debt Securities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Gross carrying amount	₸ 7,997,909	₸ 6,553,522
Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,489,205	1,376,728
A- and Higher | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	36,415	33,681
BBB+ to BBB- | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,373,391	1,335,500
BB+ to B- | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,957	4,037
Not Rated | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	₸ 74,442	₸ 3,510